Tax assets and liabilities (Details 6) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Deferred tax assets temporary differences	R$ 45,562,986
Deferred tax assets tax loss	5,291,844
Deferred tax assets total	50,854,830
Deferred tax liabilities temporary differences	4,589,099
Deferred tax liabilities total	4,589,099
Expected Realization Of Deferred Tax Assets 2026 [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets temporary differences	9,572,148
Deferred tax assets tax loss	36,844
Deferred tax assets total	9,608,992
Deferred tax liabilities temporary differences	1,092,810
Deferred tax liabilities total	1,092,810
Expected Realization Of Deferred Tax Assets 2027 [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets temporary differences	6,937,859
Deferred tax assets tax loss	1,090,696
Deferred tax assets total	8,028,555
Deferred tax liabilities temporary differences	1,095,782
Deferred tax liabilities total	1,095,782
Expected Realization Of Deferred Tax Assets 2028 [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets temporary differences	6,129,936
Deferred tax assets tax loss	2,304,325
Deferred tax assets total	8,434,261
Deferred tax liabilities temporary differences	870,727
Deferred tax liabilities total	870,727
Expected Realization Of Deferred Tax Assets 2029 [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets temporary differences	5,162,834
Deferred tax assets tax loss	1,854,527
Deferred tax assets total	7,017,361
Deferred tax liabilities temporary differences	850,912
Deferred tax liabilities total	850,912
Expected Realization Of Deferred Tax Assets 2030 [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets temporary differences	4,908,139
Deferred tax assets tax loss	3,730
Deferred tax assets total	4,911,869
Deferred tax liabilities temporary differences	151,612
Deferred tax liabilities total	151,612
Expected Realization Of Deferred Tax Assets 2031 To 2035 [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets temporary differences	12,852,070
Deferred tax assets tax loss	1,722
Deferred tax assets total	12,853,792
Deferred tax liabilities temporary differences	222,694
Deferred tax liabilities total	222,694
Expected Realization Of Deferred Tax Assets After 2036 [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities temporary differences	304,562
Deferred tax liabilities total	R$ 304,562